Interest expense, net of amounts capitalized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt interest expense	$ (125.4)	$ (92.9)	$ (87.4)
Loss on debt extinguishment	(7.8)	0.0	0.0
Gain on debt extinguishment	1.9	0.0	0.0
Total	(131.3)	$ (92.9)	(87.4)
Interest costs capitalized			$ 5.0
Hayfin Facility
Debt Instrument [Line Items]
Loss on debt extinguishment	(2.9)
Syndicated senior secured credit facilities and new bridge revolving credit facility
Debt Instrument [Line Items]
Loss on debt extinguishment	$ (4.9)